Financial instruments risk management (Schedule of Sensitivity Analysis) (Details) - ILS (₪) ₪ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
US Dollars [Member]
Disclosure of detailed information about financial instruments [line items]
Profit or loss	₪ 1,094	₪ 2,440
Euro [Member]
Disclosure of detailed information about financial instruments [line items]
Profit or loss	₪ (479)	₪ 250